Non Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2020
Statement [line items]
Non Current Liabilities - Employee Benefits	NOTE 17. NON CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Long service leave	61,978	47,725